Restricted Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Restricted cash and cash equivalents [Abstract]
Disclosure of detailed information about restricted cash and cash equivalents

	December 31,
	2018	2017
	US$ in millions
Cash at bank	$2	$2
Short-term bank deposit	11	9
	$13	$11